Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Accumulated Amortization and Impairment	Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:
	As of June 30, 2023	As of December 31, 2022

Copyrights of course videos	$4,683,610	$4,876,413
Intellectual property rights	4,320,410	4,498,261
Intangible assets, cost	9,004,020	9,374,674
Less:
Accumulated amortization	(3,366,172)	(2,852,753)
Impairment	(2,175,848)	(2,559,271)
Intangible assets, net	$3,462,000	$3,962,650

Schedule of Future Amortization of Intangible Asset	For the six months ended June 30, 2023 and 2022, amortization expense amounted to $359,744 and $596,241, respectively. The following is a schedule of future amortization of intangible asset as of June 30, 2023:
Year ending December 31,	Amount
2023	343,976
2024	687,951
2025	687,951
2026	687,951
2027	687,951
Thereafter	366,220
Total	$3,462,000